Financial instruments	9 Months Ended
Sep. 30, 2019
Financial instruments
Financial instruments

14.    Financial instruments

The following tables show the carrying amounts and fair values of the Company’s financial instruments at September 30, 2019 and December 31, 2018:

Carrying amount and fair value of financial instruments

in € THOUS

September 30, 2019	Carrying amount					Fair value
	Amortized
	cost	FVPL	FVOCI	Not classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents (1)	757,340	207,714	—	—	965,054	—	207,714	—
Trade accounts and other receivables	3,438,724	—	—	72,396	3,511,120	—	—	—
Accounts receivable from related parties	78,554	—	—	—	78,554	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	847	847	—	847	—
Derivatives - not designated as hedging instruments	—	10,773	—	—	10,773	—	10,773	—
Equity investments	—	196,319	37,274	—	233,593	12,945	31,794	188,854
Debt securities	—	104,718	277,415	—	382,133	377,615	4,518	—
Other financial assets	128,344	—	—	109,835	238,179	—	—	—
Other current and non-current assets	128,344	311,810	314,689	110,682	865,525	—	—	—
Financial assets	4,402,962	519,524	314,689	183,078	5,420,253	—	—	—

Accounts payable	654,602	—	—	—	654,602	—	—	—
Accounts payable to related parties	255,242	—	—	—	255,242	—	—	—
Short-term debt and short-term debt from related parties	1,923,679	—	—	—	1,923,679	—	—	—
Long-term debt	7,056,757	—	—	—	7,056,757	3,898,684	3,357,713	—
Long-term lease liabilities and long-term lease liabilities from related parties	—	—	—	4,688,759	4,688,759	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	4,596	4,596	—	4,596	—
Derivatives - not designated as hedging instruments	—	11,165	—	—	11,165	—	11,165	—
Variable payments outstanding for acquisitions	—	108,966	—	—	108,966	—	—	108,966
Noncontrolling interest subject to put provisions	—	—	—	858,867	858,867	—	—	858,867
Other financial liabilities	1,507,133	—	—	—	1,507,133	—	—	—
Other current and non-current liabilities	1,507,133	120,131	—	863,463	2,490,727	—	—	—
Financial liabilities	11,397,413	120,131	—	5,552,222	17,069,766	—	—	—
(1)	Highly liquid short-term investments are categorized in level 2 of the fair value hierarchy. Other cash and cash equivalents is not categorized.

Carrying amount and fair value of financial instruments

in € THOUS

December 31, 2018	Carrying amount					Fair value
	Amortized
	cost	FVPL	FVOCI	Not classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents (1)	831,885	1,313,747	—	—	2,145,632	—	1,313,747	—
Trade accounts and other receivables	3,288,258	—	—	49,448	3,337,706	—	—	—
Accounts receivable from related parties	92,662	—	—	—	92,662	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	1,492	1,492	—	1,492	—
Derivatives - not designated as hedging instruments	—	18,222	—	—	18,222	—	18,222	—
Equity investments	—	106,350	34,377	—	140,727	13,869	126,858	—
Debt securities	—	83,213	250,822	—	334,035	329,821	4,214	—
Other financial assets	144,838	—	—	107,125	251,963	—	—	—
Other current and non-current assets	144,838	207,785	285,199	108,617	746,439	—	—	—
Financial assets	4,357,643	1,521,532	285,199	158,065	6,322,439	—	—	—

Accounts payable	641,271	—	—	—	641,271	—	—	—
Accounts payable to related parties	153,781	—	—	—	153,781	—	—	—
Short-term debt and short-term debt from related parties	1,394,194	—	—	—	1,394,194	—	—	—
Long-term debt and capital lease obligations	6,115,890	—	—	36,144	6,152,034	4,227,684	2,022,057	—
Derivatives - cash flow hedging instruments	—	—	—	1,125	1,125	—	1,125	—
Derivatives - not designated as hedging instruments	—	18,911	—	—	18,911	—	18,911	—
Variable payments outstanding for acquisitions	—	172,278	—	—	172,278	—	—	172,278
Noncontrolling interest subject to put provisions	—	—	—	818,871	818,871	—	—	818,871
Other financial liabilities	1,467,767	—	—	—	1,467,767	—	—	—
Other current and non-current liabilities	1,467,767	191,189	—	819,996	2,478,952	—	—	—
Financial liabilities	9,772,903	191,189	—	856,140	10,820,232	—	—	—
(1)	Highly liquid short-term investments are categorized in level 2 of the fair value hierarchy. Other cash and cash equivalents is not categorized.

Derivative and non-derivative financial instruments are categorised in the following three-tier fair value hierarchy that reflects the significance of the inputs in making the measurements. Level 1 is defined as observable inputs, such as quoted prices in active markets. Level 2 is defined as inputs other than quoted prices in active markets that are directly or indirectly observable. Level 3 is defined as unobservable inputs for which little or no market data exists, therefore requiring the Company to develop its own assumptions. Fair value information is not provided for lease liabilities and for financial instruments, if the carrying amount is a reasonable estimate of fair value due to the relatively short period of maturity of these instruments. Transfers between levels of the fair value hierarchy have not occurred as of December 31, 2018. The Company accounts for possible transfers at the end of the reporting period. At September 30, 2019 the Company transferred its Humacyte, Inc. investment with a carrying amount of €186,427 from Level 2 to Level 3, because the Company remeasured the fair value using a discounted cash flow model after events or changes in circumstances were identified that had a significant effect on the fair value of the investment.

Derivative financial instruments

In order to manage the risk of currency exchange rate fluctuations and interest rate fluctuations, the Company enters into various hedging transactions by means of derivative instruments with highly rated financial institutions. The Company primarily enters into foreign exchange forward contracts and interest rate swaps. Derivative contracts that do not qualify for hedge accounting are utilized for economic purposes. The Company does not use financial instruments for trading purposes. Additionally, the Company purchased share options in connection with the issuance of the Convertible Bonds. Any change in the Company’s share price above the conversion price would be offset by a corresponding value change in the share options.

Non-derivative financial instruments

The significant methods and assumptions used for the classification and measurement of non-derivative financial instruments are as follows:

The Company assessed its business models and the cash flow characteristics of its financial assets. The vast majority of the non-derivative financial assets are held in order to collect the contractual cash flows. The contractual terms of the financial assets allow the conclusion that the cash flows represent payment of principle and interest only. Trade accounts and other receivables, Accounts receivable from related parties and Other financial assets are consequently measured at amortized cost.

Cash and cash equivalents are comprised of cash funds and other short-term investments. Cash funds are measured at amortized cost. Short-term investments are highly liquid and readily convertible to known amounts of cash. Short-term investments are measured at FVPL. The risk of changes in fair value is insignificant.

Equity investments are not held for trading. At initial recognition the Company elected, on an instrument-by-instrument basis, to represent subsequent changes in the fair value of individual strategic investments in OCI. If equity instruments are quoted in an active market, the fair value is based on price quotations at the period-end-date. From time to time the Company engages external valuation firms to determine the fair value of Level 3 equity investments. The external valuation uses a discounted cash flow model, which includes significant unobservable inputs such as investment specific forecasted financial statements, weighted average cost of capital, that reflects current market assessments as well as a terminal growth rate.

The majority of the debt securities are held within a business model whose objective is achieving both contractual cash flows and sell the securities. The standard coupon bonds give rise on specified dates to cash flows that are solely payments of principal and interest on the outstanding principal amount. Subsequently these financial assets have been classified as FVOCI. The smaller part of debt securities do not give rise to cash flows that are solely payments of principle and interest. Consequently, these securities are measured at FVPL. In general most of the debt securities are quoted in an active market.

Long-term debt is recognized at its carrying amount. The fair values of major long-term debt are calculated on the basis of market information. Liabilities for which market quotes are available are measured using these quotes. The fair values of the other long-term debt are calculated at the present value of the respective future cash flows. To determine these present values, the prevailing interest rates and credit spreads for the Company as of the balance sheet date are used.

Variable payments outstanding for acquisitions are recognized at their fair value. The estimation of the individual fair values is based on the key inputs of the arrangement that determine the future contingent payment as well as the Company’s expectation of these factors. The Company assesses the likelihood and timing of achieving the relevant objectives. The underlying assumptions are reviewed regularly.

Noncontrolling interests subject to put provisions are recognized at their fair value. The methodology the Company uses to estimate the fair values assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. From time to time the Company engages external valuation firms for the valuation of the put provisions. The external valuation estimates the fair values using a combination of discounted cash flows and a multiple of earnings and/or revenue. When applicable, the obligations are discounted at a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the liability. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate, and the discounted cash flows as well as the implicit multiple of earnings and/or revenue at which these noncontrolling interest obligations may ultimately be settled could vary significantly from the Company’s current estimates depending upon market conditions.

Following is a roll forward of variable payments outstanding for acquisitions and noncontrolling interests subject to put provisions at September 30, 2019 and December 31, 2018:

Reconciliation from beginning to ending balance of level 3 financial instruments in € THOUS

	2019		2018
	Variable		Variable
	payments	Noncontrolling	payments	Noncontrolling
	outstanding for	interests subject	outstanding for	interests subject
	acquisitions	to put provisions	acquisitions	to put provisions

Beginning balance at January 1,	172,278	818,871	205,792	830,773
Increase	7,748	45,257	19,051	53,731
Decrease	(34,573)	(18,421)	(15,734)	(50,706)
(Gain) loss recognized in profit or loss	(34,980)	109,249	(36,327)	142,279
(Gain) loss recognized in equity	—	(23,365)	—	(50,612)
Dividends	—	(106,043)	—	(139,742)
Foreign currency translation and other changes	(1,507)	33,319	(504)	33,148
Ending balance at September 30, and December 31,	108,966	858,867	172,278	818,871